UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number         811-07453
                                    --------------------------

                  Principal Limited Term Bond Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                   711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

        Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2004
                               ---------------------------

Date of reporting period:          July 31, 2004
                               ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                     PRINCIPAL LIMITED TERM BOND FUND, INC.

                           JULY 31, 2004 (UNAUDITED)

                                                      Principal
                                                       Amount                  Value
-----------------------------------------------------------------------------------------------
BONDS (89.38%)
AEROSPACE & DEFENSE (0.10%)
 Raytheon
                                                     $                      $
  6.75%; 08/15/07                                        125,000                 135,811
AEROSPACE & DEFENSE EQUIPMENT (0.20%)
 General Dynamics
  3.00%; 05/15/08                                        155,000                 150,527
 United Technologies
  4.88%; 11/01/06                                        100,000                 103,881
                                                                                 254,408
AGRICULTURAL OPERATIONS (0.08%)
 Bunge Limited Finance
  4.38%; 12/15/08                                        110,000                 109,141
AIRLINES (0.10%)
 Southwest Airlines
  5.50%; 11/01/06                                        125,000                 129,909
ASSET BACKED SECURITIES (0.31%)
 Bear Stearns Asset Backed
  Securities /1/
  2.05%; 03/25/34                                        400,000                 399,987
AUTO-CARS & LIGHT TRUCKS (0.65%)
 DaimlerChrysler Holding
  1.88%; 05/24/06 /1/                                    120,000                 120,434
  6.90%; 09/01/04                                        590,000                 592,003
  7.25%; 01/18/06                                        125,000                 132,447
                                                                                 844,884
AUTOMOBILE SEQUENTIAL (9.35%)
 Capital Auto Receivables Asset Trust
  2.64%; 03/17/08                                        850,000                 849,093
  3.05%; 09/15/05                                         64,567                  64,755
  3.58%; 10/16/06                                      1,125,000               1,137,672
  3.82%; 07/15/05                                         93,248                  93,499
  4.16%; 07/16/07                                        800,000                 808,062
 Chase Manhattan Auto Owner Trust
  2.06%; 12/15/09                                        725,000                 705,167
  4.21%; 01/15/09                                      1,050,000               1,068,321
  4.24%; 09/15/08                                        175,000                 177,502
 DaimlerChrysler Auto Trust
  2.88%; 10/08/09                                        200,000                 199,117
  3.09%; 01/08/08                                        100,000                 100,301
  6.70%; 03/08/06                                        691,476                 694,751
  6.85%; 11/06/05                                        201,275                 201,454
 Ford Credit Auto Owner Trust
  2.70%; 06/15/07                                        250,000                 249,807
  4.01%; 03/15/06                                        495,214                 498,798
  4.72%; 12/15/05                                      1,285,000               1,293,451
  5.25%; 09/15/05                                        596,215                 597,088
 Honda Auto Receivables Owner Trust
  2.70%; 03/17/08                                        475,000                 473,611
  4.49%; 09/17/07                                        500,000                 509,243
 M&I Auto Loan Trust
  3.04%; 10/20/08                                        500,000                 501,920
 Nissan Auto Receivables Owner Trust
  1.89%; 12/15/06                                        142,475                 142,316
  2.70%; 12/17/07                                      1,000,000                 994,338
  3.33%; 01/15/08                                        200,000                 201,507

                                                      Principal
                                                        Amount                  Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTOMOBILE SEQUENTIAL (CONTINUED)
 Toyota Auto Receivables Owner Trust
                                                     $                      $
  4.72%; 09/15/08                                        550,549                 555,398
                                                                              12,117,171
BEVERAGES-NON-ALCOHOLIC (0.12%)
 Coca-Cola Enterprises
  5.25%; 05/15/07                                        150,000                 157,441
BEVERAGES-WINE & SPIRITS (0.25%)
 Diageo
  7.13%; 09/15/04                                        115,000                 115,715
 Diageo Capital
  3.38%; 03/20/08                                        100,000                  98,439
 Diageo Finance
  3.00%; 12/15/06                                        115,000                 114,306
                                                                                 328,460
BROADCASTING SERVICES & PROGRAMMING (0.10%)
 Liberty Media
  3.50%; 09/25/06                                        135,000                 134,494
CABLE TV (0.33%)
 Comcast Cable Communications
  6.38%; 01/30/06                                        295,000                 308,590
 Cox Communications
  6.88%; 06/15/05                                        120,000                 124,086
                                                                                 432,676
CELLULAR TELECOMMUNICATIONS (0.86%)
 360 Communications
  7.50%; 03/01/06                                        140,000                 149,768
 AT&T Wireless Services
  6.88%; 04/18/05                                         25,000                  25,775
  7.35%; 03/01/06                                        180,000                 191,802
 Cingular Wireless
  5.63%; 12/15/06                                        125,000                 130,889
 Telus
  7.50%; 06/01/07                                        160,000                 174,645
 Verizon Wireless Capital
  5.38%; 12/15/06                                        325,000                 339,440
 Vodafone Group
  7.63%; 02/15/05                                        105,000                 108,065
                                                                               1,120,384
CHEMICALS-DIVERSIFIED (0.17%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                        110,000                 114,852
 E. I. Du Pont de Nemours
  3.38%; 11/15/07                                        100,000                  99,699
                                                                                 214,551
COATINGS & PAINT (0.10%)
 Valspar
  6.00%; 05/01/07                                        125,000                 132,320
COMMERCIAL BANKS (0.26%)
 AmSouth Bank
  2.82%; 11/03/06                                        115,000                 113,913
 Marshall & Ilsley Bank
  4.13%; 09/04/07                                        100,000                 102,246

                                                      Principal
                                                        Amount                  Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
 Union Planters Bank
                                                     $                      $
  5.13%; 06/15/07                                        120,000                 126,042
                                                                                 342,201
COMMERCIAL SERVICE-FINANCE (0.05%)
 Equifax
  4.95%; 11/01/07                                         65,000                  67,368
COMPUTERS (0.22%)
 Hewlett-Packard
  5.50%; 07/01/07                                        185,000                 195,505
 International Business Machines
  4.25%; 09/15/09                                         85,000                  85,271
                                                                                 280,776
COSMETICS & TOILETRIES (0.19%)
 Gillette
  2.50%; 06/01/08                                         55,000                  52,775
  4.00%; 06/30/05 /2/                                    110,000                 111,446
 Procter & Gamble
  4.75%; 06/15/07                                         75,000                  77,915
                                                                                 242,136
CREDIT CARD ASSET BACKED SECURITIES (6.94%)
 American Express Master Trust
  7.85%; 08/15/05                                        830,000                 836,531
 Bank One Issuance Trust
  2.94%; 06/16/08                                      1,350,000               1,355,931
  3.35%; 03/15/11                                      1,100,000               1,078,989
 Capital One Master Trust
  5.30%; 06/15/09                                        700,000                 729,952
  5.45%; 03/16/09                                        750,000                 776,958
 Capital One Multi-Asset Execution Trust /1/
  1.60%; 12/15/09                                        255,000                 255,114
 Chase Credit Card Master Trust
  1.58%; 05/15/09 /1/                                    300,000                 299,982
  5.50%; 11/17/08                                        100,000                 104,573
 Citibank Credit Card Issuance Trust
  2.70%; 01/15/08                                        300,000                 299,836
  6.90%; 10/15/07                                      1,550,000               1,629,379
 Discover Card Master Trust I
  6.05%; 08/18/08                                        855,000                 896,802
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                        700,000                 732,157
                                                                               8,996,204
DATA PROCESSING & MANAGEMENT (0.08%)
 First Data
  3.38%; 08/01/08                                        105,000                 102,746
DIVERSIFIED FINANCIAL SERVICES (1.12%)
 General Electric Capital
  1.33%; 02/02/09 /1/                                    120,000                 120,231
  4.25%; 01/15/08                                        950,000                 966,049
  5.00%; 06/15/07                                        130,000                 135,328
 John Deere Capital
  3.63%; 05/25/07                                         50,000                  50,072
  4.50%; 08/22/07                                         95,000                  97,460

                                                      Principal
                                                        Amount                  Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
 NiSource Finance
                                                     $                      $
  3.20%; 11/01/06                                         85,000                  84,342
                                                                               1,453,482
DIVERSIFIED MANUFACTURING OPERATIONS (0.17%)
 Cooper Industries
  5.25%; 07/01/07                                         80,000                  83,655
 Tyco International Group /2/
  6.13%; 01/15/09                                        125,000                 133,880
                                                                                 217,535
ELECTRIC-DISTRIBUTION (0.06%)
 Detroit Edison
  5.05%; 10/01/05                                         75,000                  76,984
ELECTRIC-INTEGRATED (2.24%)
 Alabama Power
  2.80%; 12/01/06                                         60,000                  59,410
 Appalachian Power
  4.80%; 06/15/05                                        140,000                 142,547
 Cinergy
  6.25%; 09/01/04                                        130,000                 130,426
 Commonwealth Edison
  6.40%; 10/15/05                                        230,000                 239,775
 Conectiv
  5.30%; 06/01/05                                         45,000                  45,809
 Consolidated Edison
  3.63%; 08/01/08                                        110,000                 108,328
 Dominion Resources
  1.55%; 05/15/06 /1/                                    120,000                 120,225
  7.63%; 07/15/05                                        105,000                 110,053
  7.82%; 09/15/04                                        200,000                 201,329
 Duke Energy
  3.75%; 03/05/08                                         85,000                  84,376
 FPL Group Capital
  3.25%; 04/11/06                                        125,000                 125,687
 Georgia Power /1/
  1.43%; 02/17/09                                        130,000                 129,911
 MidAmerican Energy Holdings
  4.63%; 10/01/07                                        115,000                 116,640
 Niagara Mohawk Power
  7.75%; 05/15/06                                        110,000                 118,714
 Oncor Electric Delivery
  5.00%; 09/01/07                                         95,000                  98,735
 Pacific Gas & Electric
  3.60%; 03/01/09                                        120,000                 116,780
 Pepco Holdings
  5.50%; 08/15/07                                        105,000                 108,676
 Progress Energy
  6.75%; 03/01/06                                        290,000                 305,031
 Public Service Company of Colorado
  4.38%; 10/01/08                                        105,000                 105,925
 SCANA /1/
  1.70%; 11/15/06                                        125,000                 125,118
 Tennessee Valley Authority
  6.38%; 06/15/05                                        175,000                 181,194

                                                      Principal
                                                        Amount                  Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 TXU U.S. Holdings
                                                     $                      $
  6.25%; 10/01/04                                        125,000                 125,881
                                                                               2,900,570
FEDERAL & FEDERALLY SPONSORED CREDIT (1.86%)
 Federal Farm Credit Bank
  3.00%; 04/15/08                                        200,000                 195,570
  7.25%; 06/12/07                                      2,000,000               2,209,358
                                                                               2,404,928
FIDUCIARY BANKS (0.13%)
 Bank of New York
  4.14%; 08/02/07                                        100,000                 100,947
  5.20%; 07/01/07                                         70,000                  73,263
                                                                                 174,210
FINANCE-AUTO LOANS (2.31%)
 American Honda Finance /1 4/
  1.39%; 02/20/07                                        120,000                 119,993
 Ford Motor Credit
  6.13%; 01/09/06                                        340,000                 352,760
  6.50%; 01/25/07                                        550,000                 580,035
  7.50%; 03/15/05                                        500,000                 515,198
 General Motors Acceptance
  2.88%; 10/20/05 /1/                                    220,000                 221,454
  4.38%; 12/10/07                                         95,000                  94,220
  5.13%; 05/09/08 /2/                                    135,000                 136,346
  6.13%; 08/28/07                                        160,000                 167,700
  6.75%; 01/15/06                                        670,000                 701,633
 Toyota Motor Credit
  2.80%; 01/18/06                                        100,000                 100,392
                                                                               2,989,731
FINANCE-COMMERCIAL (0.56%)
 CIT Group
  1.45%; 02/15/07 /1/                                    130,000                 130,035
  7.38%; 04/02/07                                        470,000                 514,516
 Textron Financial
  5.88%; 06/01/07                                         75,000                  79,794
                                                                                 724,345
FINANCE-CONSUMER LOANS (1.41%)
 American General Finance
  5.88%; 07/14/06                                        495,000                 519,802
 Household Finance
  1.33%; 02/09/07 /1/                                    170,000                 170,145
  3.38%; 02/21/06                                        210,000                 211,281
  6.50%; 01/24/06                                        545,000                 574,161
 SLM /1/
  3.49%; 03/02/09                                        350,000                 347,624
                                                                               1,823,013
FINANCE-CREDIT CARD (0.22%)
 American Express
  3.75%; 11/20/07                                        100,000                 100,186
 Capital One Bank
  6.88%; 02/01/06                                        175,000                 184,561
                                                                                 284,747

                                                      Principal
                                                        Amount                  Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (3.57%)
 Banque Paribas
                                                     $                      $
  8.35%; 06/15/07                                        140,000                 157,502
 Bear Stearns
  3.00%; 03/30/06                                        130,000                 130,134
  6.50%; 05/01/06                                        325,000                 344,014
 Citigroup
  6.75%; 12/01/05                                      1,315,000               1,384,319
 Credit Suisse First Boston
  5.75%; 04/15/07                                        365,000                 385,702
 Goldman Sachs Group
  7.63%; 08/17/05                                        250,000                 262,692
 Lehman Brothers Holdings
  6.25%; 05/15/06                                        530,000                 559,087
 Merrill Lynch
  1.43%; 02/06/09 /1/                                    120,000                 119,916
  3.45%; 03/02/09 /1/                                    130,000                 129,006
  6.00%; 11/15/04                                        400,000                 404,652
 Morgan Stanley
  1.38%; 02/15/07 /1/                                    130,000                 130,072
  7.75%; 06/15/05                                        595,000                 622,444
                                                                               4,629,540
FINANCE-LEASING COMPANY (0.21%)
 Boeing Capital
  5.75%; 02/15/07                                        260,000                 274,838
FINANCE-MORTGAGE LOAN/BANKER (24.35%)
 Countrywide Home Loan
  1.40%; 02/17/06 /1/                                    320,000                 319,941
  2.88%; 02/15/07                                        120,000                 118,207
  4.50%; 01/25/33                                        162,862                 163,445
 Federal Home Loan Bank
  2.88%; 09/15/06                                        100,000                  99,787
 Federal Home Loan Bank System
  4.88%; 11/15/06                                      5,600,000               5,803,011
 Federal Home Loan Mortgage
  1.50%; 08/15/05                                      4,950,000               4,907,831
  5.25%; 01/15/06                                      6,075,000               6,303,292
 Federal National Mortgage
  Association
  3.43%; 02/17/09 /1/                                    400,000                 399,492
  5.25%; 04/15/07                                      5,575,000               5,861,293
  7.00%; 07/15/05                                      7,250,000               7,570,247
                                                                              31,546,546
FINANCE-OTHER SERVICES (0.74%)
 Caterpillar Financial Services
  3.00%; 02/15/07                                        170,000                 168,654
  4.69%; 04/25/05                                         80,000                  81,535
 Mellon Funding
  4.88%; 06/15/07                                         70,000                  72,763
 National Rural Utilities
  6.00%; 05/15/06                                        255,000                 268,145
 Verizon Global Funding
  6.75%; 12/01/05                                        355,000                 373,562
                                                                                 964,659

                                                      Principal
                                                        Amount                  Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (0.91%)
 Campbell Soup
                                                     $                      $
  5.50%; 03/15/07                                        265,000                 278,361
 General Mills
  5.13%; 02/15/07                                         85,000                  88,470
  8.75%; 09/15/04                                         60,000                  60,448
 Kellogg
  6.00%; 04/01/06                                        165,000                 173,137
 Kraft Foods
  4.63%; 11/01/06                                        220,000                 225,582
 Sara Lee
  2.75%; 06/15/08                                         60,000                  57,708
  5.95%; 01/20/05                                        125,000                 126,998
 Unilever Capital
  6.88%; 11/01/05                                        155,000                 163,163
                                                                               1,173,867
FOOD-RETAIL (0.17%)
 Safeway
  2.50%; 11/01/05                                        105,000                 104,574
  7.25%; 09/15/04                                        110,000                 110,553
                                                                                 215,127
GAS-DISTRIBUTION (0.07%)
 Sempra Energy
  4.75%; 05/15/09                                         85,000                  86,224
HOME EQUITY-OTHER (0.15%)
 Argent Securities /1/
  1.67%; 02/25/34                                        130,000                 129,879
 Specialty Underwriting & Residential Finance
  /1/
  1.96%; 02/25/35                                         60,000                  59,998
                                                                                 189,877
HOME EQUITY-SEQUENTIAL (0.34%)
 Ameriquest Mortgage Securities
  1.65%; 04/25/34 /1/                                    300,000                 299,991
  3.02%; 10/25/33                                         75,000                  74,303
 Residential Asset Securities
  4.99%; 02/25/27                                         62,564                  62,506
                                                                                 436,800
INDUSTRIAL GASES (0.09%)
 Praxair
  4.75%; 07/15/07                                        115,000                 118,618
INSURANCE BROKERS (0.20%)
 Aon /1/
  6.70%; 01/15/07                                        110,000                 117,698
 Marsh & McLennan
  3.63%; 02/15/08                                        145,000                 144,047
                                                                                 261,745
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.08%)
 AMVESCAP
  6.60%; 05/15/05                                        105,000                 107,955
LIFE & HEALTH INSURANCE (0.31%)
 Lincoln National
  5.25%; 06/15/07                                        110,000                 114,824

                                                      Principal
                                                        Amount                  Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
 ReliaStar Financial
                                                     $                      $
  8.63%; 02/15/05                                        115,000                 118,592
 Torchmark
  6.25%; 12/15/06                                        160,000                 171,026
                                                                                 404,442
MEDICAL PRODUCTS (0.06%)
 Baxter International
  5.25%; 05/01/07                                         80,000                  82,966
MEDICAL-DRUGS (0.19%)
 Eli Lilly
  5.50%; 07/15/06                                        116,000                 121,725
 GlaxoSmithKline Capital
  2.38%; 04/16/07                                        130,000                 126,830
                                                                                 248,555
MEDICAL-HMO (0.22%)
 Anthem
  4.88%; 08/01/05                                        115,000                 117,128
 UnitedHealth Group
  3.30%; 01/30/08                                        175,000                 171,875
                                                                                 289,003
METAL-ALUMINUM (0.23%)
 Alcan
  6.25%; 11/01/08                                         95,000                 102,334
 Alcoa
  4.25%; 08/15/07                                        195,000                 198,742
                                                                                 301,076
METAL-DIVERSIFIED (0.11%)
 Rio Tinto Finance
  2.63%; 09/30/08                                        150,000                 141,670
MISCELLANEOUS INVESTING (0.53%)
 Archstone-Smith Operating Trust
  3.00%; 06/15/08                                        150,000                 143,568
 Camden Property Trust
  5.88%; 06/01/07                                         70,000                  73,809
 Developers Diversified Realty
  3.88%; 01/30/09                                        120,000                 115,867
 Duke Realty
  3.35%; 01/15/08                                        115,000                 112,408
 New Plan Excel Realty Trust
  5.88%; 06/15/07                                        125,000                 132,326
 Simon Property Group
  3.75%; 01/30/09                                        115,000                 111,274
                                                                                 689,252
MONEY CENTER BANKS (1.07%)
 Bank of America
  4.75%; 10/15/06                                        640,000                 660,963
 JP Morgan Chase
  3.13%; 12/11/06                                        130,000                 130,068
  5.25%; 05/30/07                                        385,000                 402,295
  5.35%; 03/01/07                                        180,000                 190,221
                                                                               1,383,547

                                                      Principal
                                                        Amount                  Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (9.86%)
 Bear Stearns Commercial Mortgage Securities
  /4/
                                                     $                      $
  0.72%; 05/11/39 /1/                                  2,700,000                  75,462
  3.97%; 11/11/35                                        429,917                 425,445
  6.08%; 02/15/35                                        431,561                 456,210
  7.64%; 02/15/32                                        747,656                 801,493
 Chase Commercial Mortgage Securities
  7.03%; 01/15/32                                        310,730                 334,185
  7.56%; 10/15/32                                        500,000                 568,356
 Chase Manhattan Bank-First Union
                National Bank Commercial
  Mortgage Trust
  7.13%; 08/15/31                                      1,159,432               1,241,199
 Commercial Mortgage Acceptance
  6.79%; 06/15/31                                         51,814                  55,155
 Commercial Mortgage Pass-Through Certificate
  /4/
  3.25%; 06/10/38                                         94,852                  90,172
 CS First Boston Mortgage Securities
  4.39%; 07/15/06                                        133,833                 135,209
  6.25%; 12/16/35                                        400,000                 427,462
  6.38%; 12/16/35                                        100,000                 108,594
 DLJ Commercial Mortgage
  6.14%; 02/18/31                                        155,227                 157,427
 First Union Commercial Mortgage Securities
  7.38%; 04/18/29                                        561,102                 603,434
 GE Capital Commercial Mortgage
  3.35%; 08/11/36                                        292,303                 292,837
  5.99%; 12/10/35                                        130,000                 138,746
 GMAC Commercial Mortgage Securities
  4.32%; 10/15/38                                        119,477                 121,679
  6.57%; 09/15/33                                        166,985                 171,295
 JP Morgan Chase Commercial Mortgage
  Securities
  3.48%; 06/12/41                                        796,426                 788,533
  4.37%; 10/12/37                                        466,630                 468,984
  4.47%; 11/15/35                                        221,705                 225,450
  4.55%; 05/12/34                                        436,003                 444,895
 JP Morgan Commercial Mortgage Finance
  7.07%; 09/15/29                                         57,607                  57,816
 LB-UBS Commercial Mortgage Trust
  /4/
  1.23%; 03/15/36 /1/                                  1,691,618                  91,687
  4.90%; 06/15/26                                      1,235,000               1,271,094
  5.40%; 03/15/26                                        401,841                 415,308
  6.06%; 06/15/20                                        602,426                 639,477
 Merrill Lynch Mortgage Investors
  7.12%; 06/18/29                                        364,056                 390,180
  7.86%; 12/26/25 /1/                                    200,000                 208,939
 Morgan Stanley Capital I
  4.57%; 12/18/32                                        599,260                 610,259
  6.54%; 02/15/31                                        185,000                 200,109

                                                      Principal
                                                        Amount                  Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 NationsLink Funding
                                                     $                      $
  7.03%; 06/20/31                                         52,260                  55,487
  7.23%; 06/20/31                                        100,000                 110,587
 PNC Mortgage Acceptance
  7.11%; 12/10/32                                        252,681                 271,000
 Wachovia Bank Commercial Mortgage Trust /1/
  /4/
  0.33%; 01/15/41                                     23,477,280                 326,358
                                                                              12,780,523
MULTI-LINE INSURANCE (0.16%)
 Allstate
  7.88%; 05/01/05                                         90,000                  93,621
 Hartford Financial Services Group
  4.70%; 09/01/07                                        105,000                 107,937
                                                                                 201,558
MULTIMEDIA (0.68%)
 AOL Time Warner
  6.13%; 04/15/06                                        305,000                 319,493
 Gannett
  5.50%; 04/01/07                                         70,000                  73,847
 Time Warner
  7.98%; 08/15/04                                         25,000                  25,043
 Viacom
  7.75%; 06/01/05                                        210,000                 219,296
 Walt Disney
  7.30%; 02/08/05                                        235,000                 241,068
                                                                                 878,747
OIL & GAS DRILLING (0.09%)
 Transocean
  6.75%; 04/15/05                                        115,000                 117,793
OIL COMPANY-EXPLORATION & PRODUCTION (0.57%)
 Anadarko Petroleum
  5.38%; 03/01/07                                        205,000                 214,533
 Kerr-McGee
  5.38%; 04/15/05                                         70,000                  71,345
 PennzEnergy
  10.25%; 11/01/05                                       175,000                 189,236
 Petroleos Mexicanos
  6.50%; 02/01/05                                        260,000                 265,070
                                                                                 740,184
OIL COMPANY-INTEGRATED (0.69%)
 BP Canada Finance
  3.63%; 01/15/09                                        145,000                 142,565
 ChevronTexaco Capital
  3.38%; 02/15/08                                         75,000                  74,355
 Marathon Oil
  5.38%; 06/01/07                                         75,000                  78,496
 Occidental Petroleum
  4.00%; 11/30/07                                        150,000                 150,841
  6.50%; 04/01/05                                         75,000                  77,067
 Phillips Petroleum
  8.50%; 05/25/05                                        350,000                 367,371
                                                                                 890,695

                                                      Principal
                                                        Amount                  Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL FIELD MACHINERY & EQUIPMENT (0.09%)
 Cooper Cameron
                                                     $                      $
  2.65%; 04/15/07                                        115,000                 112,053
OIL REFINING & MARKETING (0.06%)
 Valero Energy
  6.13%; 04/15/07                                         70,000                  74,348
OIL-FIELD SERVICES (0.09%)
 Halliburton /1/
  3.12%; 10/17/05                                        120,000                 121,156
PAPER & RELATED PRODUCTS (0.28%)
 Union Camp
  7.00%; 08/15/06                                        179,000                 191,618
 Weyerhaeuser
  5.50%; 03/15/05                                         31,000                  31,590
  6.13%; 03/15/07                                        125,000                 133,028
                                                                                 356,236
PHOTO EQUIPMENT & SUPPLIES (0.08%)
 Eastman Kodak
  3.63%; 05/15/08                                        110,000                 103,806
PIPELINES (0.41%)
 Duke Energy Field Services
  7.50%; 08/16/05                                        240,000                 251,401
 Kinder Morgan
  6.65%; 03/01/05                                        150,000                 153,647
 Kinder Morgan Energy Partners
  5.35%; 08/15/07                                        100,000                 104,292
  8.00%; 03/15/05                                         25,000                  25,814
                                                                                 535,154
POULTRY (0.16%)
 Tyson Foods
  6.63%; 10/01/04                                        100,000                 100,516
  7.25%; 10/01/06                                        100,000                 107,330
                                                                                 207,846
PROPERTY & CASUALTY INSURANCE (0.40%)
 ACE INA Holdings
  8.20%; 08/15/04                                        200,000                 200,395
 St. Paul
  7.88%; 04/15/05                                        200,000                 207,378
 Travelers Property Casualty
  3.75%; 03/15/08                                        105,000                 104,489
                                                                                 512,262
PUBLISHING-BOOKS (0.09%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                        115,000                 121,364
PUBLISHING-NEWSPAPERS (0.08%)
 Thomson
  5.75%; 02/01/08                                         95,000                 100,555
REAL ESTATE OPERATOR & DEVELOPER (0.21%)
 EOP Operating
  7.75%; 11/15/07                                        175,000                 194,686

                                                      Principal
                                                        Amount                  Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
REAL ESTATE OPERATOR & DEVELOPER (CONTINUED)
 ERP Operating
                                                     $                      $
  4.75%; 06/15/09                                         80,000                  80,850
                                                                                 275,536
REGIONAL AUTHORITY (0.74%)
 New Brunswick
  3.50%; 10/23/07                                         40,000                  40,014
 Province of Manitoba
  2.75%; 01/17/06                                        155,000                 155,683
 Province of Ontario /2/
  3.50%; 09/17/07                                        435,000                 434,912
 Province of Quebec
  5.50%; 04/11/06                                        315,000                 328,569
                                                                                 959,178
REGIONAL BANKS (2.69%)
 Bank One
  7.63%; 08/01/05                                        625,000                 656,621
 Fifth Third Bancorp
  3.38%; 08/15/08                                         80,000                  78,246
 First Union
  7.55%; 08/18/05                                        565,000                 593,430
 FleetBoston Financial
  7.25%; 09/15/05                                        350,000                 367,881
 KeyCorp
  4.63%; 05/16/05                                        160,000                 162,556
 Korea Development Bank
  3.88%; 03/02/09                                        120,000                 116,244
  7.25%; 05/15/06                                        160,000                 171,432
 PNC Funding
  5.75%; 08/01/06                                        220,000                 230,733
 SunTrust Banks
  2.50%; 11/01/06                                         55,000                  54,064
  5.05%; 07/01/07                                         70,000                  72,847
 U.S. Bancorp
  6.75%; 10/15/05                                        202,000                 211,685
 Wells Fargo /2/
  5.90%; 05/21/06                                        730,000                 768,728
                                                                               3,484,467
REINSURANCE (0.08%)
 Berkshire Hathaway
  3.38%; 10/15/08                                        100,000                  97,635
RENTAL-AUTO & EQUIPMENT (0.08%)
 Hertz
  4.70%; 10/02/06                                        100,000                 101,577
RETAIL-DISCOUNT (0.45%)
 Costco Wholesale
  5.50%; 03/15/07                                         90,000                  94,745
 Target
  5.40%; 10/01/08                                        100,000                 105,167
 Wal-Mart Stores
  6.55%; 08/10/04                                        388,000                 388,329
                                                                                 588,241

                                                     Principal
                                                        Amount                  Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-DRUG STORE (0.08%)
 CVS
                                                     $                      $
  3.88%; 11/01/07                                        100,000                 100,504
RETAIL-MAJOR DEPARTMENT STORE (0.10%)
 May Department Stores /4/
  3.95%; 07/15/07                                        130,000                 129,999
RETAIL-RESTAURANTS (0.09%)
 McDonald's
  5.38%; 04/30/07                                        113,000                 118,619
SAVINGS & LOANS-THRIFTS (0.29%)
 Golden West Financial
  4.13%; 08/15/07                                        100,000                 101,609
 Washington Mutual
  1.45%; 11/03/05 /1/                                    140,000                 140,242
  4.00%; 01/15/09                                        140,000                 138,292
                                                                                 380,143
SOVEREIGN (1.35%)
 Finland Government
  4.75%; 03/06/07                                        150,000                 155,838
 Italy Government
  4.38%; 10/25/06                                      1,095,000               1,123,750
 Mexico Government
  8.50%; 02/01/06                                        435,000                 470,018
                                                                               1,749,606
SPECIAL PURPOSE BANKS (0.93%)
 KFW International Finance
  3.75%; 10/01/04                                        955,000                 958,446
 Kreditanstalt fuer Wiederaufbau
  2.38%; 09/25/06                                        250,000                 248,105
                                                                               1,206,551
SPECIAL PURPOSE ENTITY (0.09%)
 Fondo Latinoamericano de Reservas /4/
  3.00%; 08/01/06                                        115,000                 114,669
SUPRANATIONAL BANK (2.10%)
 Asian Development Bank
  2.38%; 03/15/06                                        345,000                 343,819
 Corp Andina de Fomento
  6.75%; 03/15/05                                        180,000                 184,432
  8.88%; 06/01/05                                         75,000                  78,475
 European Investment Bank
  4.63%; 03/01/07                                      1,370,000               1,418,582
 Inter-American Development Bank
  6.50%; 10/20/04                                        685,000                 692,082
                                                                               2,717,390
TELEPHONE-INTEGRATED (1.35%)
 BellSouth
  5.00%; 10/15/06                                        225,000                 233,216
 British Telecommunications /1/
  7.88%; 12/15/05                                        345,000                 367,906
 Deutsche Telekom International Finance /1/
  8.25%; 06/15/05                                        170,000                 178,246
 France Telecom /1/
  8.20%; 03/01/06                                        175,000                 187,202

                                                      Principal
                                                        Amount                  Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 SBC Communications
                                                     $                      $
  5.75%; 05/02/06                                        325,000                 339,825
 Sprint Capital
  7.13%; 01/30/06                                        335,000                 354,310
 Telecom Italia Capital /4/
  4.00%; 11/15/08                                         90,000                  88,946
                                                                               1,749,651
TEXTILE-HOME FURNISHINGS (0.10%)
 Mohawk Industries
  6.50%; 04/15/07                                        125,000                 133,616
TOOLS-HAND HELD (0.08%)
 Stanley Works
  3.50%; 11/01/07                                        100,000                 100,127
TRANSPORT-RAIL (0.57%)
 Burlington Northern Santa Fe
  6.38%; 12/15/05                                        230,000                 240,493
 CSX
  6.25%; 10/15/08                                        120,000                 128,699
 Norfolk Southern
  8.38%; 05/15/05                                        175,000                 183,203
 Union Pacific
  7.60%; 05/01/05                                        175,000                 181,478
                                                                                 733,873
TRANSPORT-SERVICES (0.07%)
 FedEx /1 4/
  1.88%; 04/01/05                                         85,000                  85,085
                                     TOTAL BONDS                             115,819,667

                                                      Principal
                                                        Amount                  Value
-----------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
CERTIFICATES (4.10%)
                                                     $                      $
4.50%; 10/01/09                                          268,796                 269,337
4.50%; 12/01/09                                          415,181                 416,017
4.50%; 01/01/10                                          154,675                 154,997
4.50%; 02/01/10                                          825,631                 827,347
4.50%; 04/01/10                                          341,507                 342,216
4.50%; 09/01/10                                          301,573                 302,200
4.50%; 10/01/10                                          704,759                 706,223
4.50%; 11/01/10                                          348,228                 348,952
4.50%; 04/01/11                                          242,856                 243,306
4.50%; 06/01/11                                          697,995                 699,464
5.00%; 09/01/09                                          169,162                 171,964
5.50%; 12/01/08                                           52,117                  53,290
5.50%; 02/01/09                                          109,012                 111,688
5.50%; 03/01/09                                           61,417                  62,925
5.50%; 04/01/09                                          130,690                 133,898
6.50%; 04/01/09                                           34,949                  37,057
6.50%; 04/01/15                                           14,191                  15,114
7.00%; 12/01/22                                          179,686                 191,531
7.25%; 12/01/07                                           43,045                  44,684
7.50%; 12/01/29                                           12,982                  13,943
8.00%; 12/01/11                                           21,146                  22,319
8.00%; 10/01/22                                           75,491                  82,584
8.25%; 01/01/12                                            7,578                   8,204
9.00%; 09/01/09                                           54,826                  57,608
                        TOTAL FHLMC CERTIFICATES                               5,316,868

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
CERTIFICATES (2.85%)
4.00%; 05/01/10                                          587,964                 577,220
4.00%; 06/01/10                                          257,315                 252,613
4.00%; 07/01/10                                          361,290                 354,688
4.00%; 08/01/10                                          258,453                 253,730
4.50%; 03/01/10                                          357,846                 358,249
4.50%; 07/01/11                                          250,000                 250,463
4.50%; 07/01/11                                          350,000                 350,321
4.50%; 08/01/11 /3/                                      300,000                 299,531
5.50%; 02/01/09                                          339,944                 347,658
5.50%; 10/01/09                                          217,153                 222,080
6.00%; 07/01/28                                          141,561                 145,794
7.50%; 10/01/29                                           56,852                  60,895
8.00%; 10/01/06                                            8,109                   8,343
8.00%; 05/01/27                                           24,897                  27,148
8.50%; 05/01/22                                          155,310                 171,669
9.00%; 02/01/25                                           14,379                  16,213
                         TOTAL FNMA CERTIFICATES                               3,696,615

                                                      Principal
                                                        Amount                  Value
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.91%)
DIVERSIFIED FINANCIAL SERVICES (1.91%)
 Investment in Joint Trading Account;
            General Electric Capital
                                                     $                      $
  1.33%; 08/02/04                                      2,466,888               2,466,888
                          TOTAL COMMERCIAL PAPER                               2,466,888

                                                      Maturity
                                                       Amount                  Value
-----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.84%)
 Deutsche Bank Securities; 1.36%; dated
  06/30/04 maturing 08/02/04 (collateralized                                $
  by FHLMC; $1,808,379; 07/30/09)                    $ 1,089,114               1,088,991
                     TOTAL REPURCHASE AGREEMENTS                               1,088,991
                                                                            ------------

            TOTAL PORTFOLIO INVESTMENTS (99.08%)                             128,389,029
CASH, RECEIVABLES AND OTHER ASSETS, NET OF
  LIABILITIES (0.92%)                                                          1,186,956
                      TOTAL NET ASSETS (100.00%)                            $129,575,985
                                                                           --------------


/1/ Variable rate.
/2/ Security or a portion of the security was on loan at the end of the period. /3/ Security or a portion of the security was purchased in a "to-bo-announced"
    ("TBA") transaction.
/4/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registra-tion, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,131,398 or 3.96% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                         $      702,658
Unrealized Depreciation                             (2,126,546)
                                                ----------------
Net Unrealized Appreciation (Depreciation)          (1,405,888)
Cost for federal income tax purposes            $  129,794,917)

ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

     (a) Certifications pursuant to Rule 30a-2(a) under the Act
         (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Limited Term Bond Fund, Inc.
             -------------------------------------------------------------------



By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------

By           /s/ Jill R. Brown
  ------------------------------------------------------------------------------
  Jill R. Brown, Vice President and Chief Financial Officer

Date         9/20/2004
    ----------------------------------------------------------------------------